UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
UNCONSOLIDATED STRUCTURED ENTITIES
NOTE 24. UNCONSOLIDATED STRUCTURED ENTITIES
Nature and risks associated with Cibest Corporate Group’s interests in unconsolidated structured entities

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by Cibest Corporate Group. Cibest Corporate Group manage transactions with unconsolidated structured entities to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which Cibest Corporate Group had an interest at the reporting date and its maximum exposure to loss in relation to those interests.
As of December 31, 2025

	Securitizations	Managed funds(1)(2)	Total
In millions of COP
Total assets of the entities	599,521	187,365,295	187,964,816
Interest in assets
Investments at fair value through profit or loss	62,813	-	62,813
Investments at fair value through other comprehensive income	8,359	-	8,359
Loans and advances to customers	-	10,301,573	10,301,573
Total assets in relation to interests in the unconsolidated structured entities	71,172	10,301,573	10,372,745
Maximum exposure	71,172	10,301,573	10,372,745
Fee income(1)	2,493	616,547	619,040
(1) The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025, which reported a total managed assets of COP 9,220,308 and fee income of COP 7,682. For more information see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations and Note 31. Discontinued Operation.
(2) During 2025, Grupo Cibest S.A. was established as the parent company. For more information, see Note 1. Reporting Entity.

As of December 31, 2024

	Securitizations	Managed funds	Total
In millions of COP
Total assets of the entities	792,368	176,591,828	177,384,196
Interest in assets
Investments at fair value through profit or loss	68,710	-	68,710
Investments at fair value through other comprehensive income	8,649	-	8,649
Loans and advances to customers	-	8,435,301	8,435,301
Total assets in relation to interests in the unconsolidated structured entities	77,359	8,435,301	8,512,660
Maximum exposure	77,359	8,435,301	8,512,660
Fee income	3,065	558,877	561,942
Securitizations
Cibest Corporate Group invest in asset-backed securities issued by securitization entities whose underlying assets are mortgages originated by financial institutions. Cibest Corporate Group does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in TIPS in the local market and accounted for as investment at fair value through profit or loss and residual rights accounted for as investment at fair value through other comprehensive income. These asset-backed securities have different maturities and are generally classified by credit ratings. Cibest Corporate Group does not expect significant changes in those ratings. Cibest Corporate Group also retain beneficial interests in the form of servicing fees on securitized mortgages.
Cibest Corporate Group’s managed funds
Cibest Corporate Group managed trust funds comprise the following business lines: real estate, mutual funds sold to individuals, escrow accounts, private equity funds, and the social security system. Generally, the related income correspond to the fees received from the management of resources that are invested in financial instruments and management of assets and resources related to real estate projects in progress or assets for which legal title may or may not be transferred, to be managed in accordance with the terms agreed with the trustor. Likewise, Cibest Corporate Group receive fees for management assets pledged as collateral for customers’ commitments and obligations, and fees from management of resources of government agencies and entities.
On the other hand, there is no additional exposure to loss, such as funding commitments with regards to Cibest Corporate Group’s involvement with those entities.